Share Capital - Share Capital Shares Sold in IPO (Details) (USD $)	0 Months Ended	9 Months Ended
	Jan. 29, 2013	Sep. 30, 2013	Jan. 02, 2013
Statement [Line Items]
Business Acquisition, Cost of Acquired Entity, Purchase Price			$ 14,300,000
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.3333333333333333
Shares Sold in U.S. Initial Public Offering		4,125,000
Initial Public Offering, Price Per Share		$ 5.85
Additional Shares to have been Purchased by Underwriters to Cover Overallotments		618,750
U.S. Initial Public Offering		$ 9,750,000
Shares Sold by Atlas [Member]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering		1,500,000
Shares Issued To Underwriters To Cover Over-Allotments [Member]
Statement [Line Items]
Stock Issued During Period, Shares, New Issues		451,500
Shares Sold by Kingsway [Member]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering		2,625,000